INCOME TAXES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Taxes on income (Tax benefit)	$ (1,341)	$ (89)